UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:   BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Asset-Backed Securities — 2.3%(a)
ALM VI Ltd., Series 2012-6A, Class BR3, 4.07%, 07/15/26(b)	USD	1,250	$1,250,000
ALM VII R Ltd., Series 2013-7RA, Class BR, 5.05%, 10/15/28(b)		750	760,637
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 6.26%, 12/09/26(b)		1,400	1,411,904
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, 3.33%, 04/13/31(b)		600	599,004
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class DR, 5.90%, 07/15/30(b)		1,250	1,257,079
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, 5.05%, 10/15/27(b)		750	744,690
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(b)		750	751,833
Apidos CLO XV, Series 2013-15A, Class A1RR, 3.37%, 04/20/31(b)		1,000	1,000,030
Apidos CLO XXI, Series 2015-21A, Class C, 5.91%, 07/18/27(b)		750	752,280
Ares XL CLO Ltd., Series 2016-40A, Class C, 6.05%, 10/15/27(b)		1,000	1,003,905
Ares XLVII CLO Ltd.(b):
Series 2018-47A, Class B, 3.80%, 04/15/30(c)		500	498,500
Series 2018-47A, Class C, 4.10%, 04/15/30(c)		1,000	997,000
Series 2018-47A, Class E, 7.85%, 04/15/30		1,750	1,751,052
Ares XLVIII CLO Ltd., Series 2018-48A, Class D, 0.00%, 07/20/30(b)		500	500,000
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, 4.82%, 12/05/25(b)		1,000	1,006,998
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class D, 8.21%, 05/15/30(b)		1,000	1,003,574
Atlas Senior Loan Fund X Ltd.(b):
Series 2018-10A, Class B, 3.85%, 01/15/31		1,950	1,953,818
Series 2018-10A, Class C, 4.20%, 01/15/31		4,000	3,981,079
Babson CLO Ltd., Series 2015-IA, Class AR, 3.35%, 01/20/31(b)		7,000	6,993,608
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, 4.41%, 01/20/29(b)		2,750	2,766,038
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, 5.81%, 10/18/29(b)		1,000	1,003,794
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 5.40%, 10/15/30(b)		500	498,475
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, 3.54%, 10/22/30(b)		1,000	1,002,731
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 4.56%, 04/27/27(b)		750	750,000
CBAM Ltd., Series 2018-5A, Class A, 3.32%, 04/17/31(b)(c)		2,000	1,997,800
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 3.29%, 06/09/30(b)		1,000	1,005,586
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3.22%, 04/20/31(b)		2,000	1,999,341
Cent CLO 17 Ltd.(b)(c):
Series C17A, Class A1AR, 3.39%, 04/30/31		1,300	1,297,400
Series C17A, Class DR, 8.36%, 04/30/31		1,000	999,500

Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding I Ltd.(b):
Series 2018-1A, Class B, 3.56%, 04/18/31	USD	1,000	$991,971
Series 2018-1A, Class C, 3.91%, 04/18/31		1,000	994,716
CIFC Funding II Ltd., Series 2014-2RA, Class A3, 4.01%, 04/24/30(b)(c)		500	500,000
CIFC Funding IV Ltd., Series 2013-4A, Class DRR, 4.89%, 04/27/31(b)(c)		750	750,000
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, 4.11%, 04/20/31(b)		1,000	991,921
Galaxy XXI CLO Ltd.(b):
Series 2015-21A, Class AR, 3.38%, 04/20/31		500	499,532
Series 2015-21A, Class CR, 4.11%, 04/20/31		1,750	1,735,442
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, 1.68%, 11/15/26(b)(c)		500	500,000
Galaxy XXVII CLO Ltd.(b):
Series 2018-27A, Class A, 3.37%, 05/16/31		2,000	2,000,056
Series 2018-27A, Class B1, 3.90%, 05/16/31(c)		2,000	1,998,000
Goldentree Loan Management U.S. CLO 3 Ltd.(b)(c):
Series 2018-3A, Class C, 4.34%, 04/20/30		500	500,000
Series 2018-3A, Class D, 5.29%, 04/20/30		500	500,000
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class C, 4.56%, 04/20/29(b)		1,000	1,001,111
Greenwood Park CLO Ltd., Series 2018-1A, Class E, 6.98%, 04/15/31(b)(c)		300	286,500
Highbridge Loan Management Ltd.(b):
Series 12A-18, Class B, 0.00%, 07/18/31		1,000	1,000,000
Series 12A-18, Class C, 0.00%, 07/18/31		1,000	1,000,000
Series 2013-2A, Class CR, 5.26%, 10/20/29		500	497,970
Series 6A-2015, Class BR, 4.11%, 02/05/31		750	744,212
Series 6A-2015, Class CR, 4.86%, 02/05/31		950	935,325
LCM XIV LP, Series 14A, Class CR, 4.25%, 07/20/31(b)		500	500,000
LCM XVII LP, Series 17A, Class D, 5.85%, 10/15/26(b)		1,000	999,837
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, 3.85%, 04/20/30(b)(c)		1,500	1,488,450
MP CLO VII Ltd., Series 2015-1A, Class DR, 4.86%, 04/18/27(b)		970	965,820
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 6.60%, 11/14/27(b)		1,500	1,512,957
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class D, 4.90%, 04/20/30(b)		1,000	1,000,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 6.56%, 01/23/27(b)		750	750,117
OCP CLO Ltd., Series 2014-5A, Class A1R, 3.44%, 04/26/31(b)		2,000	2,000,177
Octagon Investment Partners XVII Ltd.(b):
Series 2013-1A, Class A1R2, 2.98%, 01/25/31		1,500	1,501,565
Series 2013-1A, Class BR2, 3.38%, 01/25/31		1,900	1,896,258
Series 2013-1A, Class CR2, 3.68%, 01/25/31		1,900	1,898,854
Series 2013-1A, Class ER2, 6.98%, 01/25/31		250	246,693
OZLM IX Ltd., Series 2014-9A, Class CR, 5.91%, 01/20/27(b)		750	750,979
OZLM XIV Ltd., Series 2015-14A, Class C, 6.70%, 01/15/29(b)		950	951,063
OZLM XIX Ltd., Series 2017-19A, Class C, 5.45%, 11/22/30(b)		750	750,616
Palmer Square CLO Ltd.(b):
Series 2018-1A, Class A1, 3.21%, 04/18/31(c)		1,950	1,948,830
Series 2018-1A, Class A2, 3.63%, 04/18/31(c)		500	499,150
Series 2018-1A, Class B, 3.93%, 04/18/31		500	496,463
Series 2018-1A, Class D, 7.33%, 04/18/31		600	599,873

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(b)(c):
Series 2018-1A, Class D, 5.33%, 05/20/31	USD	750	$750,000
Series 2018-1A, Class E, 8.18%, 05/20/31		500	495,000
Sound Point CLO IX Ltd., Series 2015-2A, Class DR, 5.01%, 07/20/27(b)		1,000	995,643
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, 3.65%, 04/18/31(b)(c)		1,000	1,000,000
Texas Competitive Electric Holdings Co. LLC, 5.10%, 10/10/17(c)(d)		8,430	1
Trestles CLO II Ltd.(b):
Series 2018-2A, Class B, 4.23%, 07/25/31		500	500,000
Series 2018-2A, Class C, 5.23%, 07/25/31		750	750,000
Voya CLO Ltd.(b):
Series 2013-3A, Class A2R, 3.86%, 01/18/26		500	500,051
Series 2017-2A, Class D, 8.37%, 06/07/30		700	712,259
Series 2018-1A, Class B, 4.14%, 04/19/31		1,500	1,499,793

Total Asset-Backed Securities — 2.3% (Cost: $86,869,879)			86,924,861

		Shares
Common Stocks — 0.1%

Banks — 0.0%
New Holdings LLC(d)		1,269	418,770

Chemicals — 0.0%(c)(d)
GEO Specialty Chemicals, Inc.		235,827	75,465
GEO Specialty Chemicals, Inc.(b)		39,151	12,528

			87,993
Diversified Consumer Services — 0.0%
Education Management Corp.(b)(c)(d)		1,532,378	15

Electric Utilities — 0.1%
TexGen Power LLC(c)(d)		93,655	3,184,270

Health Care Equipment & Supplies — 0.0%
New Millennium Holdco, Inc.(d)		71,823	1,077

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.(d)		106,173	1,290,002

Machinery — 0.0%
Ameriforge Group, Inc.(d)		5,385	309,638

Total Common Stocks — 0.1% (Cost: $6,376,966)			5,291,765

Security		Par (000)	Value
Corporate Bonds — 5.2%

Aerospace & Defense — 0.3%
Bombardier, Inc.(b):
7.75%, 03/15/20	USD	7,032	$7,471,500
7.50%, 03/15/25		5,258	5,429,411

			12,900,911
Capital Markets — 0.3%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		9,607	9,607,000
6.00%, 08/18/21		1,558	1,554,105

			11,161,105
Chemicals — 0.2%
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,825	7,200,375

Commercial Services & Supplies — 0.3%(b)
Prime Security Services Borrower LLC, 9.25%, 05/15/23		8,751	9,258,558
Tervita Escrow Corp., 7.63%, 12/01/21		3,060	3,090,601

			12,349,159
Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(c)		5,545	—

Containers & Packaging — 0.3%(b)
Ardagh Packaging Finance plc, 7.25%, 05/15/24		1,825	1,904,844
Reynolds Group Issuer, Inc., (LIBOR USD 3 Month + 3.50%), 5.85%, 07/15/21(e)		10,890	11,017,413

			12,922,257
Diversified Financial Services — 0.2%(b)
Altice Financing SA:
6.63%, 02/15/23		2,210	2,178,618
7.50%, 05/15/26		2,040	1,950,750
Altice US Finance I Corp., 5.50%, 05/15/26		1,900	1,824,570

			5,953,938
Diversified Telecommunication Services — 0.4%
Altice France SA(b):
6.25%, 05/15/24		2,165	2,100,050
7.38%, 05/01/26		4,136	4,022,261
Frontier Communications Corp., 8.50%, 04/01/26(b)		1,420	1,375,625
Level 3 Financing, Inc., 5.25%, 03/15/26		9,353	8,890,026

			16,387,962
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(c)		5,909	—

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC, 8.00%, 10/15/23		260	288,295

Health Care Providers & Services — 0.1%
NVA Holdings, Inc., 6.88%, 04/01/26(b)		1,950	1,921,335

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 5.00%, 10/15/25(b)		4,450	4,216,375

IT Services — 0.1%
First Data Corp., 5.75%, 01/15/24(b)		5,590	5,610,962

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Machinery — 0.1%
Novelis Corp., 6.25%, 08/15/24(b)	USD	3,003	$3,040,838

Media — 0.5%
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		3,665	3,665,000
Series B, 6.50%, 11/15/22		9,090	9,283,163
CSC Holdings LLC, 10.88%, 10/15/25(b)		4,699	5,444,966

			18,393,129
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		3,700	3,649,125
3.88%, 03/15/23		3,850	3,700,851
Teck Resources Ltd., 3.75%, 02/01/23		9,901	9,566,940

			16,916,916
Oil, Gas & Consumable Fuels — 0.6%
CNX Resources Corp., 5.88%, 04/15/22		16,299	16,441,616
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		5,640	5,795,100
Halcon Resources Corp., 6.75%, 02/15/25		1,810	1,701,400

			23,938,116
Pharmaceuticals — 0.2%(b)
Alpha 3 BV, 6.25%, 02/01/25		3,770	3,713,450
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22		3,428	3,562,378

			7,275,828
Software — 0.5%
Infor U.S., Inc., 6.50%, 05/15/22		7,233	7,350,536
Informatica LLC, 7.13%, 07/15/23(b)		2,980	3,024,700
Solera LLC, 10.50%, 03/01/24(b)		9,550	10,597,635

			20,972,871
Trading Companies & Distributors — 0.5%
HD Supply, Inc., 5.75%, 04/15/24(b)		17,600	18,458,000

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20		1,775	1,837,391

Total Corporate Bonds — 5.2% (Cost: $202,210,157)			201,745,763

Security		Par (000)	Value
Floating Rate Loan Interests — 90.9%(f)

Aerospace & Defense — 1.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 08/18/24	USD	15,687	$15,720,755
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.73%, 07/07/22		2,343	2,350,787
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.07%, 11/28/21		7,634	7,624,474
Transdigm, Inc., Term Loan, 06/09/23(g)		15,525	15,486,207
WP CPP Holdings, Term Loan B, 03/16/25(g)		1,930	1,937,836

			43,120,059
Airlines — 0.0%(c)
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		77	76,529
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		76	75,822
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		76	75,204

			227,555
Auto Components — 0.3%
Dealer Tire LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.56%, 12/22/21(c)		5,805	5,747,170
Mavis Tire Express, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.20%, 03/15/25		6,581	6,532,107
Mavis Tire Express, Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 1.04% - 5.20%, 03/15/25		58	57,647

			12,336,924
Automobiles — 0.2%
CH Hold Corp., Term Loan, (LIBOR USD 1 Month + 7.25%), 9.23%, 02/03/25(c)		1,470	1,499,400
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.98%, 02/01/24		5,428	5,441,547

			6,940,947
Building Products — 0.9%
Continental Building Products Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.23%, 08/18/23		1,833	1,837,927
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.59%, 05/05/24		9,110	9,149,638
GYP Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.36%, 04/01/23		11,385	11,373,631
GYP Holdings III Corp., Term Loan B, 06/01/25(g)		3,790	3,786,210
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.30%, 12/14/24		7,431	7,438,361
Lsf10 XL Bidco S.C.A., Term Loan B, 04/11/24(g)	EUR	2,000	2,330,875

			35,916,642

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Capital Markets — 1.9%
AlixPartners LLP, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 04/04/24	USD	18,676	$18,711,406
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.83%, 08/14/23(c)		7,575	7,631,903
CTC AcquiCo GmbH, Term Loan B, 03/07/25(g)	EUR	2,000	2,332,021
Deerfield Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.55%, 02/13/25	USD	3,945	3,940,069
Finco I LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.48%, 12/27/22		6,475	6,474,793
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.67%, 10/12/22		6,195	6,221,720
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 03/27/23		10,590	10,614,797
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 9.98%, 02/01/24		7,385	7,417,281
TKC Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.23%, 02/01/23		10,266	10,316,931

			73,660,921
Chemicals — 2.9%
Allnex (Luxembourg) & Cy S.C.A., Term Loan B-1, 09/13/23(g)	EUR	1,990	2,325,158
Alpha 3 BV, Term Loan, 01/31/24(g)	USD	12,687	12,650,982
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.05%, 06/01/24		16,480	16,483,865
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 06/13/23		7,570	7,576,426
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 04/01/24		18,786	18,862,010
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 03/28/25		7,628	7,656,495
Invictus Co., Term Loan B-26, (LIBOR USD 3 Month + 6.75%), 8.73%, 03/30/26		1,945	1,964,450
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 11/07/24		4,945	4,960,478
Pelican Products, Inc. 1st Lien Term Loan, (LIBOR USD 1 Month + 3.55%), 5.41%, 05/01/25		4,850	4,868,188
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 06/07/20		7,832	7,853,179
Platform Specialty Corp., Term Loan B-6, (LIBOR USD 1 Month + 3.00%), 4.98%, 06/07/23		10,119	10,148,846
PQ Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 02/08/25		13,267	13,267,015
The Chemours Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 3.74%, 03/26/25		4,164	4,153,655

			112,770,747

Security		Par (000)	Value
Commercial Services & Supplies — 5.7%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.00%, 11/10/23	USD	13,394	$13,424,251
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 10/03/23		25,877	25,893,323
Clean Harbors, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.73%, 06/30/24		3,077	3,086,380
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.92%, 02/15/24		13,665	13,721,785
EnergySolutions, LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 5.77%, 05/30/25		2,710	2,738,807
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.51%, 05/24/24		4,066	4,087,262
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.23%, 07/03/24(c)		8,217	8,289,379
Live National Entertainment, Inc,, Term Loan B-3, (LIBOR USD 1 Month + 1.75%), 3.75%, 10/31/23		3,626	3,637,467
Oxea Holding GMBH, Term Loan, 10/14/24(g)		17,985	17,995,990
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 05/02/22		17,411	17,343,587
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.91%, 02/01/25		6,785	6,755,350
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.66%, 02/01/26		3,500	3,497,095
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 03/01/21(g)		14,796	14,763,868
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 7.73%, 02/28/22		12,510	12,510,000
ServiceMaster Co. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 11/08/23		10,902	10,953,130
TMK Hawk Parent, Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.49%, 08/28/24		10,227	10,208,356
Trugreen Limited Partnership, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.93%, 04/13/23(c)		4,892	4,941,038
U.S. Security Associates Holdings, Inc., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.80%, 07/14/23		11,162	11,212,263
Weight Watches International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.66%, 11/29/24		17,005	17,187,420
West Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 10/10/24		1,640	1,625,060
Wrangler Buyer Corp., Term Loan, 09/27/24(g)		18,827	18,847,400

			222,719,211

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Communications Equipment — 0.5%
Avaya, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.75%), 6.68%, 12/15/24	USD	7,560	$7,599,638
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 12/29/22		3,127	3,133,193
Hargray Communications, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 05/16/24		7,988	8,007,553

			18,740,384
Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.55% - 6.61%, 06/21/24		31,169	31,328,739
Engility Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 4.23%, 08/12/20		856	857,522
Engility Corp., Term Loan B-2, (LIBOR USD 3 Month + 1.75%), 4.73%, 08/14/23		4,217	4,214,347
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.49%, 03/12/25		5,298	5,350,829
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.80%, 12/08/23		5,490	5,506,800

			47,258,237
Consumer Finance — 0.1%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.49%, 03/25/24		3,570	3,566,674
Vantiv LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.92%, 10/14/23		2,099	2,101,661

			5,668,335
Consumer Products — 0.2%
Carlisle Foods, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.95%, 03/16/25		2,524	2,519,201
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 03/31/25(c)		3,365	3,365,000
Sigma Bidco AS, Term Loan B, 03/07/25(g)		844	842,009

			6,726,210
Containers & Packaging — 1.5%
Berlin Packaging LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.92%, 11/07/25		2,960	2,962,457
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 3.93%, 10/01/22		18,664	18,714,603
Berry Global, Inc., Term Loan S, (LIBOR USD 6 Month + 2.00%), 3.73%, 02/08/20		2,951	2,955,479
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.27% - 5.59%, 04/03/24		8,164	8,177,449
Charter NEX U.S., Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 05/16/24		6,347	6,345,451
ProAmpac PG Borrower LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.41%, 11/20/23		665	667,913
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 02/05/23		15,036	15,061,355
Verallia Packaging, Term Loan B-4, 10/31/22(g)	EUR	2,000	2,321,195

			57,205,902

Security		Par (000)	Value
Distributors — 0.8%
CSC SW Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.34%, 11/14/22	USD	6,240	$6,270,143
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 05/18/24		4,709	4,701,760
HD Supply, Inc., Term Loan B-3, (LIBOR USD 3 Month + 2.25%), 4.55%, 08/13/21		10,720	10,770,925
HD Supply, Inc., Term Loan B-4, (LIBOR USD 3 Month + 2.50%), 4.80%, 10/17/23		3,703	3,721,782
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.23%, 06/09/23		4,515	4,545,073

			30,009,683
Diversified Consumer Services — 1.0%
Allied Universal Holdco LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.50%), 10.60%, 07/28/23		2,915	2,887,686
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 07/28/22		4,482	4,410,284
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.86%, 11/07/24		11,183	11,220,020
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 11/07/23		7,461	7,477,586
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.81%, 03/09/23		8,072	8,097,119
Learning Care Group US No. 2 Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.14%, 03/13/25		2,765	2,771,912
Verisure Holding AB, Term Loan B-1, 10/21/22(g)	EUR	2,000	2,317,244

			39,181,851
Diversified Financial Services — 2.1%
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%), 5.10%, 07/15/25	USD	2,611	2,565,793
(LIBOR USD 3 Month + 2.75%), 5.10%, 01/31/26		5,571	5,462,496
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.06%, 09/27/24		11,768	11,743,693
Eton LLP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.16%, 03/15/25(c)		4,445	4,467,225
GrafTech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.42%, 02/12/25(c)		8,265	8,285,663
Telenet Financing LLC, Term Loan, 08/17/26(g)		20,630	20,587,090
Trans Union LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.98%, 04/10/23		10,735	10,708,285
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.23%, 06/30/23		18,185	18,233,269

			82,053,514
Diversified Telecommunication Services — 4.4%
A-L Parent LLC, Term Loan, 12/01/23(c)(g)		4,242	4,257,938
Avaya, Inc., Term Loan B-7, 1.79%, 05/29/20(c)		1,036	—
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.73%, 11/01/22		13,874	13,835,388
(LIBOR USD 1 Month + 2.75%), 4.73%, 01/31/25		56,735	55,997,186

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.99%, 10/05/23	USD	2,010	$1,997,662
Digicel International Finance Ltd., Term Loan, 05/27/24(g)		6,405	6,236,983
Eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 04/19/24	EUR	2,000	2,337,866
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.74%, 03/31/21	USD	11,707	11,549,671
Level 3 Financing, Inc., Term Loan, 02/22/24(g)		29,035	29,051,355
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 11/15/24		8,944	8,979,950
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 03/01/26		21,590	21,587,409
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.98%, 10/10/24		15,847	15,815,922

			171,647,330
Electric Utilities — 1.3%
AES Corp., Term Loan, (LIBOR USD 3 Month + 1.75%), 4.07%, 05/31/22		6,950	6,939,653
Dayton Power and Light Co., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.99%, 08/24/22		3,452	3,463,464
EIF Channelview Cogeneration LLC, 1st Lien Term Loan, 05/03/25(g)		2,215	2,222,376
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/24		3,246	3,258,288
Nautilus Power LLC, 1st Lien Term Loan B, 05/16/24(g)		8,205	8,257,539
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 08/04/23		9,100	9,088,437
Vistra Operations Co. LLC, Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 4.19%, 12/14/23		2,010	2,013,608
Vistra Operations Co. LLC, Term Loan B-3, 12/14/25(g)		15,330	15,289,529
Vistra Operations Co. LLC, Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.48%, 08/04/23		1,618	1,615,750

			52,148,644
Electronic Equipment, Instruments & Components — 0.8%
Compass Power Generation LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 12/20/24		5,631	5,663,716
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 02/23/25		5,600	5,596,528
Vertiv Group Corp., Term Loan B, 11/30/23(g)		21,538	21,242,011

			32,502,255

Security		Par (000)	Value
Energy Equipment & Services — 0.7%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 6.91%, 05/12/25	USD	9,009	$9,078,640
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.68%, 11/08/22(c)		3,790	3,932,125
Seadrill Operating LP, Term Loan B, (LIBOR USD 3 Month + 6.00%), 8.30%, 02/21/21		3,444	2,995,246
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.42%, 07/13/20		5,489	5,430,869
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.98%, 01/27/25		5,175	4,995,479

			26,432,359
Equity Real Estate Investment Trusts (REITs) — 1.4%
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.97%, 03/22/24		9,202	9,195,866
MGM Growth Properties Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.75%, 04/25/23		21,702	21,686,532
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.17%, 05/11/24		5,792	5,819,010
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.96%, 12/20/24		19,031	19,020,339

			55,721,747
Food & Staples Retailing — 0.6%
Albertson’s Co. LLC, Term Loan, 05/03/23(g)		5,030	5,033,772
Albertson’s LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.73%, 08/25/21		3,727	3,685,614
U.S. Foods Aka U.S., Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.48%, 06/27/23		14,633	14,683,393

			23,402,779
Food Products — 2.3%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 10/10/23		12,255	12,270,282
Dole Food Co., Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.67%, 04/06/24		4,759	4,759,919
H-Food Holdings LLC, Term Loan, 05/23/25(g)		4,055	4,035,982
Hostess Brands LLC, Term Loan, 08/03/22(g)		9,653	9,676,940
JBS USA LLC, Term Loan, 0.00%, 10/30/22(g)		2,970	2,960,526
JBS USA Lux SA, Term Loan, 10/30/22		20,586	20,520,391
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.16%, 05/01/25		2,810	2,824,050
National Veterinary Associates, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 02/02/25		9,278	9,283,900
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 05/15/24		6,977	6,987,520
Pinnacle Foods Finance LLC, Term Loan B, 02/02/24(g)		9,612	9,654,470
Reddy Ice Corp., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 9.50%), 11.83%, 11/01/19		2,961	2,809,249
Reddy Ice Corp., Term Loan A, (LIBOR USD 3 Month + 4.50%), 7.88%, 05/01/19		3,194	3,178,286

			88,961,515

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Health Care Equipment & Supplies — 3.0%
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.23%, 08/30/24	USD	2,581	$2,573,829
(LIBOR USD 1 Month + 7.00%), 8.98%, 08/30/25		1,855	1,875,090
Auris Luxembourg III SARL, Term Loan B-7, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/17/22		9,074	9,085,817
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.98%, 11/21/24		12,933	13,019,882
Cryolife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.30%, 12/02/24(c)		8,529	8,549,947
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.09%, 02/07/22		4,311	4,314,142
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.23%, 06/08/20		28,510	28,575,568
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.30%, 06/15/21(c)		16,754	17,026,197
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.20%, 09/24/24		6,418	6,225,605
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.73%, 06/30/21		25,937	25,943,094

			117,189,171

Security		Par (000)	Value
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.50%), 4.48%, 02/11/22	USD	1,316	$1,324,179
Acadia Healthcare Co., Inc., Term Loan B-2, (LIBOR USD 1 Month + 2.50%), 4.48%, 02/16/23		6,822	6,866,826
Capital Vision Services LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.99%, 02/06/25(c)		4,760	4,718,350
Change Healthcare Holdings LLC, Term Loan B, 03/01/24(g)		15,404	15,392,670
Community Health Systems, Inc., 1st Lien Term Loan G, (LIBOR USD 3 Month + 3.00%), 5.31%, 12/31/19		3,044	3,028,094
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.66%, 06/01/22		8,733	8,754,832
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.73%, 06/24/21		4,691	4,728,799
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.49%, 12/20/24		3,506	3,527,567
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.99%, 12/01/23		14,629	14,643,601
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.20%, 05/20/24		7,820	7,859,403
Geronimo Intermediate Parent, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 06/22/23		5,487	5,518,798
HC Group Holdings III, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 6.98%, 04/07/22		10,824	10,891,512
HCA Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 03/13/25		6,775	6,820,189
HCA Inc., Term Loan B-11, (LIBOR USD 1 Month + 1.75%), 3.73%, 03/17/23		7,686	7,725,550
HomeVi, Term Loan, 10/31/24(g)	EUR	2,000	2,334,452
Jaguar Holding Co., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48% - 4.80%, 08/18/22	USD	18,398	18,379,184
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 06/07/23		9,736	9,749,574
National Mentor Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/31/21		2,726	2,732,410
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 10/23/23		9,347	9,379,998
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.73%, 02/13/23		3,007	3,026,036
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 12/02/24		8,835	8,788,033
WP CityMD Bidco LLC, Term Loan, 06/07/24(g)		3,660	3,660,000

			159,850,057
Health Care Technology — 0.0%
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 8.48%, 10/21/24		1,261	1,278,014

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Hotels, Restaurants & Leisure — 5.3%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.23%, 02/16/24	USD	29,697	$29,667,593
Aramark Services, Inc., Term Loan B, 03/11/25(g)		7,359	7,366,341
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD 6 Month + 1.75%), 3.84%, 10/19/24		6,524	6,486,400
Boyd Gaming Corp., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.00%, 09/15/21		4,001	3,996,100
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.25%, 09/15/23		16,315	16,381,658
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 12/23/24		21,912	21,909,241
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 02/12/21		5,415	5,042,677
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.23%, 04/18/24		20,261	20,257,931
Cyan Blue Holdco 2 Ltd., Term Loan, 08/23/24(g)		7,368	7,368,995
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 08/30/23		10,489	10,497,218
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.98%, 11/30/23		5,588	5,602,986
Gateway Casinos & Entertainment Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.47%, 12/01/23		670	675,233
GVC Holdings plc, Term Loan, 03/29/24(g)	EUR	2,080	2,423,878
GVC Holdings plc, Term Loan B-2, (LIBOR USD 1 Month + 2.50%), 4.48%, 03/15/24	USD	4,765	4,768,955
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 1.75%), 3.71%, 10/25/23		2,911	2,923,794
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.17%, 02/05/25		7,349	7,372,983
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.69%, 04/03/25		5,758	5,776,330
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.12%, 12/16/24		4,538	4,552,269
Motorcity Casino Aka CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.73%, 08/06/21		5,514	5,525,051
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(g)		6,787	6,738,902
Scientific Games International, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.73%, 08/14/24		18,373	18,421,879
Tackle Sarl, Term Loan, 08/08/22(g)	EUR	2,000	2,328,677
Wyndham Hotels & Resorts, Inc., Term Loan B, 05/30/25(g)	USD	7,475	7,499,892

			203,584,983
Household Durables — 0.4%
Springs Window Fashions LLC, 1st Lien Term Loan, 05/25/25(c)(g)		6,145	6,160,363
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.56%, 12/19/23		8,998	9,019,332

			15,179,695

Security		Par (000)	Value
Household Products — 0.6%
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.98%, 01/26/24	USD	8,679	$8,709,454
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.06%, 06/23/22		14,595	14,574,001

			23,283,455
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.48%, 01/15/25		2,294	2,291,096
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.81%, 01/15/24		4,056	4,056,098
Calpine Corp., Term Loan B-6, (LIBOR USD 3 Month + 2.50%), 4.81%, 01/15/23		3,608	3,608,450
Calpine Corp., Term Loan B-7, (LIBOR USD 3 Month + 2.50%), 4.81%, 05/31/23		3,944	3,943,245
Dynergy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.46%, 02/07/24		15,220	15,215,273

			29,114,162
Industrial Conglomerates — 0.2%
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		9,250	9,267,716

Insurance — 2.4%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.93%, 05/09/25		12,239	12,223,954
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.61%, 01/25/24		10,779	10,783,628
AssuredPartners, Inc., Term Loan, (LIBOR USD 12 Month + 3.50%), 5.15% - 5.23%, 10/22/24		8,771	8,755,329
Asurion LLC, 1st Lien Term Loan B-6, (LIBOR USD 1 Month + 2.75%), 4.73%, 11/03/23		13,268	13,317,393
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.98%, 08/04/25		4,329	4,430,732
Asurion LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.73%, 08/04/22		10,149	10,181,589
Hub International Ltd.,Term Loan, (LIBOR USD 6 Month + 3.00%), 5.36%, 04/25/25		10,955	10,932,214
USI, Inc., 1st Lien Term Loan B, 05/16/24(g)		9,095	9,076,556
VF Holdings Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 06/30/23		12,893	12,897,487

			92,598,882
Internet & Direct Marketing Retail — 0.1%
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 12/07/24		5,771	5,607,058

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Internet Software & Services — 1.7%
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.23%, 02/15/24	USD	18,599	$18,652,787
GTT Communications, Inc., 1st Lien Term Loan, 05/31/25(g)		4,595	4,535,908
MH Sub I, LLC (Micro Holding Corp.), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.68%, 09/13/24		4,035	4,034,862
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.61%, 08/01/25		8,060	8,097,929
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 08/01/24		10,109	9,948,152
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.49%, 12/04/20		13,017	13,053,144
Zayo Group LLC, Term Loan:
(LIBOR USD 1 Month + 2.00%),
3.98%, 01/19/21		4,317	4,329,570
4.23%, 01/19/24		1,530	1,537,650

			64,190,002
IT Services — 3.8%
Abacus Innovations Corp., Term Loan, (LIBOR USD 1 Month + 1.75%), 3.75%, 08/16/23		1,652	1,661,039
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.80%, 03/20/25		3,075	3,084,994
Blackhawk Networks Holdings, Inc., 1st Lien Term Loan, 05/23/25(g)		8,236	8,235,658
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.73%, 04/28/25		4,044	4,061,713
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.99%, 04/29/24		4,195	4,200,696
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 6.73%, 09/29/23(c)		6,749	6,723,493
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 3.97%, 04/26/24		47,624	47,589,796
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.97%, 07/08/22		3,568	3,566,806
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.05%, 11/03/23		4,092	4,028,187
IG Investments Holdings LLC, Term Loan, 05/23/25(c)(g)		13,417	13,450,860
Information Resosurce, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.57%, 01/18/24		4,391	4,409,881
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.31%, 04/01/21		5,683	5,677,201
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.98%, 02/22/24		12,327	12,318,087
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 05/01/24		17,426	17,429,185
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.73%, 05/06/24		9,995	9,672,794

			146,110,390

Security		Par (000)	Value
Leisure Products — 0.2%
Hayward Industries, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 08/05/24	USD	7,177	$7,212,772

Machinery — 2.5%
AMG Advanced Metallurgical Group, Term Loan, 01/30/25(c)(g)		5,115	5,146,546
Columbus Mckinnon, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.80%, 01/31/24(c)		908	910,693
Dayco Products LLC, Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.31%, 05/19/23(c)		4,500	4,510,799
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.98%, 06/15/23(c)		3,160	3,207,400
EXC Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.16%, 12/02/24		4,249	4,283,005
Filtration Group Corp., Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.30%, 03/29/25		23,385	23,490,232
Gardner Denver, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 07/30/24		13,256	13,306,155
Mueller Water Products, Inc., Term Loan B-1, (LIBOR USD 3 Month + 2.50%), 4.48%, 11/25/21		5,011	5,043,964
Ocean Rig UDW, Inc., Term Loan, (LIBOR USD 3 Month + 8.00%), 8.00%, 09/20/24		540	565,603
Pro Mach Group, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.03%, 03/07/25		5,075	5,053,431
RBS Global, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.21%, 08/21/24		5,456	5,476,099
Tecostar Holdings, Inc., Tem Loan, 05/01/24(g)		9,215	9,261,049
Titan Acquisition Ltd., Term Loan, 03/28/25(g)		12,411	12,316,161
WireCo WorldGroup, Inc. Term Loan, 09/29/23(g)		2,307	2,321,910
Zebra Technologies Corp., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.36%, 10/27/21		3,632	3,637,900

			98,530,947
Marine — 0.1%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 02/24/25	EUR	2,000	2,331,156

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Media — 7.3%
A-L Parent LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.24%, 12/01/23	USD	5,874	$5,911,213
Altice US Finance I Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.23%, 07/28/25		26,054	25,930,005
Cable One, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.56%, 05/01/24		3,732	3,747,362
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.17%, 07/17/25		19,838	19,751,175
CBS Radio, Inc., Term Loan, (LIBOR USD 3 Month + 1.75%), 4.70%, 11/18/24		4,908	4,856,816
Charter Communications Operating, LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.49%, 03/31/23		14,932	14,913,745
Charter Communications Operating, LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.99%, 04/30/25		24,325	24,355,787
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.42%, 01/25/26		7,370	7,351,575
Dorna Sports SL, 1st Lien Term Loan, 05/03/24(g)	EUR	2,000	2,328,444
Getty Images, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 10/18/19	USD	1,502	1,453,887
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.17%, 02/07/24		4,282	4,290,202
Hemisphere Media Holdings Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.48%, 02/14/24		3,578	3,551,506
iHeartCommunications, Inc., Term Loan, (LIBOR USD 3 Month + 6.75%), 9.05%, 01/30/19(d)(h)		16,255	12,758,455
iHeartCommunications, Inc., Term Loan E, (LIBOR USD 3 Month + 7.50%), 9.80%, 07/30/19(d)		5,460	4,271,085
Lamar Media Corp., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.69%, 03/14/25		3,395	3,410,549
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.41%, 01/17/24		931	932,839
Nexstar Broadcasting Group, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.41%, 01/17/24		7,252	7,264,128
Numericable US LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/31/26		2,485	2,444,489
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.17%, 02/21/25		4,678	4,660,368
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 02/01/24		5,762	5,673,241
Sinclair Television Group, Inc., Term Loan, 12/12/24(g)		3,691	3,686,232
SMG US Midco 2, Inc., Team Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 01/23/25		4,410	4,422,877
Stars Group Holdings, Term Loan, (LIBOR USD 6 Month + 3.00%), 5.32%, 04/06/25		19,105	19,109,275
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.29%, 09/28/23		7,674	7,657,984
Tribune Media Co., Term Loan B-1, (LIBOR USD 1 Month + 3.00%), 4.98%, 01/26/24		21,461	21,434,017
Unitymedia Hessen Gmbh & Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.17%, 09/30/25		10,644	10,632,611
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 12/16/24		2,374	2,385,920

Security		Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 01/15/26	USD	26,257	$26,170,352
William Morris Endeavor Entertainment LLC, Term Loan B, 05/18/25(g)		5,621	5,582,260
WMG Acquisition Corp., Term Loan, 11/01/23(g)		10,073	10,061,819
Xplornet Communications, Inc., Term Loan, 09/09/21(c)(g)		6,260	6,291,612
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 04/15/25		6,405	6,366,442

			283,658,272
Multiline Retail — 0.7%
BJ’s Wholesale Club, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.42%, 02/03/24		10,015	10,022,866
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.22%, 09/30/22		11,699	10,894,870
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.17%, 10/25/20		5,448	4,818,994

			25,736,730
Oil, Gas & Consumable Fuels — 3.8%
BCP Raptor LLC, 1st Lien Term Loan, 06/24/24(g)		13,561	13,210,480
Bison Midstream Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.95%, 05/16/25		6,848	6,830,880
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.34%, 12/31/21		9,305	10,427,339
(LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/22		11,354	11,604,696

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CD&R Firefly Bidco Ltd., Term Loan, 05/10/25(g)	GBP	2,000	$2,639,876
Chesapeake Energy Corp., Term Loan, (LIBOR USD 1 Month + 7.50%), 9.47%, 08/23/21	USD	14,677	15,407,341
CONSOL Energy., Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.49%, 11/26/21(c)		1,662	1,659,673
CONSOL Energy., Inc., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.97%, 11/28/22		8,703	8,912,382
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.93%, 03/01/24		11,230	10,991,363
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81%, 12/17/21		12,544	12,587,056
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.80%, 12/17/21		2,143	2,150,245
Kestrel Acquisition LLC, Term Loan B, 05/02/25(g)		6,040	6,074,005
Lucid Energy Group LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.93%, 02/17/25(c)		5,720	5,662,800
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 10/30/24(c)		5,666	5,573,731
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/23		2,074	2,079,618
Oryx Southern Delaware Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 02/28/25(c)		3,800	3,757,250
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.73%, 01/04/23(c)		2,025	2,045,616
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 02/06/24		10,131	9,768,452
Terra-Gen Finance Co. LLC, Term Loan B-1, (LIBOR USD 1 Month + 4.25%), 6.23%, 12/09/21(c)		7,270	6,543,094
Ultra Resources, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.93%, 04/12/24		2,874	2,623,276
Vine Oil & Gas LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.86%, 11/25/21(c)		5,662	5,647,845

			146,197,018
Pharmaceuticals — 3.2%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.25%, 04/16/21(c)		11,523	11,205,772
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.48%, 09/26/24		18,162	16,055,507
(LIBOR USD 1 Month + 7.75%), 9.73%, 09/26/25		7,983	6,156,889

Security		Par (000)	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, Term Loan B-18, (LIBOR USD 6 Month + 3.50%), 5.63%, 03/21/25	USD	16,755	$16,713,112
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.23%, 05/20/24		17,132	17,190,429
Endo Pharma, Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.25%, 04/29/24		9,972	9,856,251
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.00%, 01/31/25		18,306	18,356,975
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.42%, 04/01/22		19,001	19,022,110
Valeant Pharmaceuticals International, Inc., Term Loan, 06/02/25(g)		7,575	7,587,347

			122,144,392
Professional Services — 1.6%
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 11/01/24		11,224	11,083,572
CHG Healthcare Services, Inc., Term Loan B, 06/07/23(g)		16,352	16,457,878
EmployBridge LLC, Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.50%, 04/18/25		3,905	3,939,169
EWT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.30%, 12/20/24		5,471	5,504,949
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 06/28/24		3,137	3,148,902
On Assignment, Inc., Term Loan B, 04/02/25(g)		5,048	5,057,151
OPE Inmar Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 05/01/24		4,259	4,277,199
Paraexel International Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 09/27/24		5,522	5,513,048
SterlingBackcheck Co., Initial Term Loan, 06/19/24(c)(g)		8,549	8,506,722

			63,488,590
Real Estate Management & Development — 0.3%
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.18%, 02/28/25		11,506	11,557,644

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Road & Rail — 1.0%
Ceva Group plc, Term Loan, 03/19/21(c)(g)	USD	6,250	$6,218,559
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		973	970,245
Ceva Logistics Canada ULC, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		535	533,540
Ceva Logistics U.S. Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		3,779	3,768,673
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.80%, 08/18/22		3,731	3,749,250
Livingston International, Inc., 1st Lien Term Loan B-3, (LIBOR USD 3 Month + 5.75%), 8.05%, 03/20/20		554	552,285
PODS, Inc., Term Loan B, 12/06/24(g)		15,696	15,702,595
SIRVA Worldwide, Inc., Term Loan, (LIBOR USD 3 Month + 6.50%), 8.51%, 11/22/22(c)		2,814	2,827,625
XPO Logistics, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.96%, 02/24/25		3,586	3,589,972

			37,912,744
Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.22%, 08/16/22(c)		2,969	2,968,844
MaxLinear, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.42%, 05/13/24(c)		1,799	1,798,588
Microchip Technology, Inc., Term Loan, 05/29/25(g)		12,990	13,058,198
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 03/31/23		2,080	2,082,675

			19,908,305
Software — 9.7%
Access CIG LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.73%, 02/27/25		2,443	2,451,794
Access CIG LLC, Initial Loan 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.75%), 9.73%, 02/27/26		1,027	1,030,582
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%), 5.30%, 09/19/24		9,362	9,422,199
(LIBOR USD 3 Month + 7.00%), 9.30%, 09/19/25		2,282	2,357,232

Security		Par (000)	Value
Software (continued)
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.56%, 12/20/22	USD	6,089	$6,090,022
Ascend Learning LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 07/12/24		5,681	5,688,552
Barracuda Networks, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.17%, 02/12/25		4,425	4,445,266
BMC Software Finance, Inc., Term Loan, 09/10/22(g)		5,807	5,811,673
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.56%, 09/28/23		8,512	8,501,249
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.24%, 02/26/25		2,835	2,844,214
Greeneden U.S. Holdings I, LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 12/01/23		5,728	5,758,416
Hyland Software, Inc. 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.00%), 8.98%, 07/07/25		3,340	3,394,275
Hyland Software, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 5.23%, 07/01/22		6,955	7,001,901
Infor U.S., Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 02/01/22		19,525	19,514,411
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 08/05/22		16,634	16,738,203
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.06%, 11/01/23		18,330	18,406,748
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.61%, 11/01/24		8,065	8,347,275
MA Financeco., LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 06/21/24		1,303	1,297,860
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.47%, 09/30/24		10,432	10,499,008
Misys Ltd., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.81%, 06/13/24		9,280	9,126,757
Misys Ltd., 2nd Lien Term Loan, 06/13/25(g)		1,236	1,194,661
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23%, 11/29/24		18,420	18,413,524
Mitchell International, Inc., 2nd Lien Term Loan:
(LIBOR USD 3 Month + 3.25%), 5.22%, 11/29/24		1,485	1,484,169
(LIBOR USD 1 Month + 7.25%), 9.23%, 12/01/25		5,845	5,879,076

12

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security		Par (000)	Value
Software (continued)
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.48%, 10/20/22	USD	9,926	$9,883,014
Optiv Security, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.25%, 01/31/25		4,714	4,525,103
Optiv Security, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.25%, 02/01/24		16,342	15,933,835
Project Leopard Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.98%, 07/07/23		4,114	4,165,780
Qlik Technologies, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.99%, 04/26/24		9,583	9,546,873
Rackspance Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.92%, 11/03/23		15,332	15,212,262
Renaissance Learning, Inc., Term Loan, 05/24/25(g)		3,530	3,530,000
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.73%, 06/21/24		8,799	8,764,771
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.48%, 11/01/24		2,988	2,997,685
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.98%, 02/05/24		21,977	22,056,324
Solera, LLC (Solera Finance, Inc.), 1st Lien Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 4.73%, 03/03/23		21,911	21,965,424
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.55%, 09/30/22		20,410	20,424,170
SS&C Technologies Holdings, Inc., Term Loan, 04/16/25(g)		10,106	10,156,424
SS&C Technologies Holdings, Inc., Term Loan B, 04/16/25(g)		26,995	27,130,102
SS&C Technologies, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 4.23%, 07/08/22		13,283	13,353,055
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.92%, 03/14/25		6,290	6,326,671
Unitymedia Finance LLC, Term Loan, 05/24/23(g)		6,350	6,343,396

			378,013,956

Security		Par (000)	Value
Specialty Retail — 1.9%
Academy, Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.91%, 07/01/22	USD	9,182	$7,256,387
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.18%, 01/02/25		16,845	16,836,004
Euro Garages Ltd. Term Loan B, 02/07/25(g)		4,275	4,260,430
Euro Garages Ltd. Term Loan B-1, (LIBOR USD 6 Month + 4.00%), 6.34%, 02/07/25		3,625	3,612,929
Evergreen Acqco 1 LP, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.81% - 6.11%, 07/09/19		2,036	1,957,577
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 08/18/23		7,739	7,733,034
Leslie’s Poolmart, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48%, 08/16/23		3,329	3,320,323
Michaels Stores, Inc., Term Loan B, (LIBOR USD 6 Month + 2.50%), 4.42%, 01/30/23		3,789	3,782,206
Party City Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.74%, 08/19/22		3,231	3,242,824
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 01/26/23		4,369	3,061,733
Serta Simmons Holdings LLC, Term Loan:
(LIBOR USD 3 Month + 3.50%), 5.42%, 11/08/23		12,847	11,299,194
(LIBOR USD 3 Month + 8.00%), 10.33%, 11/08/24		4,206	3,178,252
Staples, Inc., Term Loan, 09/12/24(g)		4,039	3,948,251

			73,489,144
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.99%, 09/07/23		11,210	11,196,092
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.71%, 04/29/23		19,057	19,089,051

			30,285,143
Trading Companies & Distributors — 0.9%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.98%, 10/31/23		13,641	13,573,155
Avolon LLC, 1st Lien Term Loan B-3, (LIBOR USD 1 Month + 2.00%), 3.95%, 01/15/25		2,851	2,824,030
Foundation Building Materials, Inc., 1st Lien Term Loan, 05/09/25(g)		6,285	6,288,960
SRS Distribution, Inc., Term Loan B, 05/23/25(g)		11,948	11,888,293

			34,574,438
Water Utilities — 0.5%
Culligan NewCo Ltd., 1st Lien Term Loan B, 12/13/23(g)		3,807	3,811,463
Cullingan NewCo Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23%, 12/13/23		2,660	2,656,589
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.01% - 5.21%, 08/01/24		12,766	12,824,317

			19,292,369

13

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Security	Par (000)	Value
Wireless Telecommunication Services — 1.6%
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.47%, 01/02/24	USD 8,453	$8,737,103
New Lightsquared LLC, 1st Lien Term Loan, 12/07/20(g)	32,416	26,438,184
SBA Senior Finance II LLC, 2nd Lien Term Loan B, 04/06/25(g)	8,330	8,315,967
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.50%, 02/02/24	14,772	14,761,165
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 2.50%), 4.41%, 11/17/23	3,592	3,600,286

		61,852,705

Total Floating Rate Loan Interests — 90.9% (Cost: $3,541,529,396)		3,528,793,661

	Shares
Investment Companies — 0.4%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	519,821	14,211,908

Total Investment Companies — 0.4% (Cost: $14,372,531)		14,211,908

	Beneficial Interest (000)
Other Interests — 0.0%(c)(d)(i)

Capital Markets — 0.0%
Millennium Lender Claim	USD 15,011	—

Total Other Interests — 0.0%		—

	Shares
Preferred Stocks — 0.0%

Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50%(c)(d)	1,705	—

Total Preferred Stocks — 0.0% (Cost: $72,106)		—

Security	Shares	Value
Warrants — 0.0%

Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1 share for 1 warrant, Expires 06/08/22, Strike Price USD 0.00)(d)	17,095	$—

Total Warrants — 0.0%		—

Total Long-Term Investments — 98.9% (Cost: $3,851,431,035)		3,836,967,958

Short-Term Securities — 5.6%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.63%(k)	209,966,013	209,966,013
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.71%	9,248,981	9,248,981

Total Short-Term Securities — 5.6% (Cost: $219,214,994)		219,214,994

Total Options Purchased — 0.0% (Cost: $470,317)		191,539

Total Investments — 104.5% (Cost: $4,071,116,346)		4,056,374,491
Liabilities in Excess of Other Assets — (4.5)%		(175,677,823)

Net Assets — 100.0%		$3,880,696,668

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(j)	Annualized 7-day yield as of period end.

14

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

(k)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	211,598,707	—	(1,632,694	)(b)	209,966,013	$209,966,013	$1,749,671	$587	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	801,000	(801,000)		—	—	534,732	(384,533)	—

						$209,966,013	$2,284,403	$(383,946)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,359,829	EUR	2,002,000	ANZ Banking Group Ltd.	06/04/18	$19,392

USD	2,342,915	EUR	2,008,000	Nomura International plc	06/04/18	(4,538)
USD	4,692,983	EUR	4,010,000	Morgan Stanley & Co. International plc	07/05/18	(6,731)

						(11,269)

	Net Unrealized Appreciation					$8,123

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency						Value
Put
10-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	07/11/18	3.00%	USD	74,020	$191,539

The following reference rates, and their values as of period end, are used for security descriptions

Reference Index	Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.32%

Currency

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

OTC — Over-The-Counter

15

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$69,918,730	$17,006,131	$86,924,861
Common Stocks:
Banks	—	418,770	—	418,770
Chemicals	—	—	87,993	87,993
Diversified Consumer Services	—	—	15	15
Electric Utilities	—	—	3,184,270	3,184,270
Health Care Equipment & Supplies	—	1,077	—	1,077
Hotels, Restaurants & Leisure	1,290,002	—	—	1,290,002
Machinery	—	309,638	—	309,638
Corporate Bonds(a)	—	201,745,763	—	201,745,763
Floating Rate Loan Interests:
Aerospace & Defense	—	43,120,059	—	43,120,059
Airlines	—	—	227,555	227,555
Auto Components	—	6,589,754	5,747,170	12,336,924
Automobiles	—	5,441,547	1,499,400	6,940,947
Building Products	—	35,916,642	—	35,916,642
Capital Markets	—	66,029,018	7,631,903	73,660,921
Chemicals	—	112,770,747	—	112,770,747
Commercial Services & Supplies	—	209,488,794	13,230,417	222,719,211
Communications Equipment	—	18,740,384	—	18,740,384
Construction & Engineering	—	47,258,237	—	47,258,237
Consumer Finance	—	5,668,335	—	5,668,335
Consumer Products	—	3,361,210	3,365,000	6,726,210

16

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Containers & Packaging	$—	$57,205,902	$—	$57,205,902
Distributors	—	30,009,683	—	30,009,683
Diversified Consumer Services	—	39,181,851	—	39,181,851
Diversified Financial Services	—	69,300,626	12,752,888	82,053,514
Diversified Telecommunication Services	—	167,389,392	4,257,938	171,647,330
Electric Utilities	—	52,148,644	—	52,148,644
Electronic Equipment, Instruments & Components	—	32,502,255	—	32,502,255
Energy Equipment & Services	—	22,500,234	3,932,125	26,432,359
Equity Real Estate Investment Trusts (REITs)	—	55,721,747	—	55,721,747
Food & Staples Retailing	—	23,402,779	—	23,402,779
Food Products	—	88,961,515	—	88,961,515
Health Care Equipment & Supplies	—	91,613,027	25,576,144	117,189,171
Health Care Providers & Services	—	155,131,707	4,718,350	159,850,057
Health Care Technology	—	1,278,014	—	1,278,014
Hotels, Restaurants & Leisure	—	203,584,983	—	203,584,983
Household Durables	—	9,019,332	6,160,363	15,179,695
Household Products	—	23,283,455	—	23,283,455
Independent Power and Renewable Electricity Producers	—	29,114,162	—	29,114,162
Industrial Conglomerates	—	9,267,716	—	9,267,716
Insurance	—	92,598,882	—	92,598,882
Internet & Direct Marketing Retail	—	5,607,058	—	5,607,058
Internet Software & Services	—	64,190,002	—	64,190,002
IT Services	—	125,936,037	20,174,353	146,110,390
Leisure Products	—	7,212,772	—	7,212,772
Machinery	—	84,755,509	13,775,438	98,530,947
Marine	—	2,331,156	—	2,331,156
Media	—	277,366,660	6,291,612	283,658,272
Multiline Retail	—	25,736,730	—	25,736,730
Oil, Gas & Consumable Fuels	—	115,307,009	30,890,009	146,197,018
Pharmaceuticals	—	110,938,620	11,205,772	122,144,392
Professional Services	—	54,981,868	8,506,722	63,488,590
Real Estate Management & Development	—	11,557,644	—	11,557,644
Road & Rail	—	28,866,560	9,046,184	37,912,744
Semiconductors & Semiconductor Equipment	—	15,140,873	4,767,432	19,908,305
Software	—	378,013,956	—	378,013,956
Specialty Retail	—	73,489,144	—	73,489,144
Technology Hardware, Storage & Peripherals	—	30,285,143	—	30,285,143
Trading Companies & Distributors	—	34,574,438	—	34,574,438
Water Utilities	—	19,292,369	—	19,292,369
Wireless Telecommunication Services	—	61,852,705	—	61,852,705
Investment Companies	14,211,908	—	—	14,211,908
Short-Term Securities	219,214,994	—	—	219,214,994
Options Purchased:
Interest rate contracts	—	191,539	—	191,539
Unfunded Floating Rate Loan Interests(b)	—	3,660	—	3,660
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(7,467)	—	(7,467)

	$234,716,904	$3,607,618,596	$214,035,184	$4,056,370,684

Derivative Financial Instruments(c)
Assets:
Foreign currency exchange contracts	$—	$19,392	$—	$19,392
Liabilities:
Foreign currency exchange contracts	—	(11,269)	—	(11,269)

	$—	$8,123	$—	$8,123

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

17

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Floating Rate Income Portfolio

(c)	Derivative financial instruments are forward foreign currency exchange contracts, Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended May 31, 2018, there were no transfers between Levels 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interest	Other Interests	Preferred Securities	Options Purchased	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of August 31, 2017	$1,000,000	$487,254	$1	$123,714,948	$84	$938	$4	$10,932	$125,214,161
Transfers into Level 3(a)	—	—	—	51,839,727	—	—	—	—	51,839,727
Transfers out of Level 3(b)	(1,000,000)	(145,395)	—	(44,714,581)	—	—	—	—	(45,859,976)
Other(c)	84	—	—	—	(84)	—	—	—	—
Accrued discounts/premiums	—	—	—	20,234	—	—	—	—	20,234
Net realized gain (loss)	—	159,553	—	(248,848)	—	—	—	—	(89,295)
Net change in unrealized appreciation (depreciation)(d)	(38,953)	(271,778)	(1)	865,003	—	(938)	(4)	(10,932)	542,397
Purchases	17,045,000	3,202,197	—	118,014,381	—	—	—	—	138,261,578
Sales	—	(159,553)	—	(55,734,089)	—	—	—	—	(55,893,642)

Closing Balance, as of May 31, 2018	$17,006,131	$3,272,278	$—	$193,756,775	$—	$—	$—	$—	$214,035,184

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(d)	$(38,953)	$(17,927)	$—	$365,486	$—	$—	$—	$—	$308,606

a)	As of August 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
b)	As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
c)	Certain Level 3 investments were re-classified between Asset-backed Securities and Other Interests.
d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 19, 2018